Reduction in Workforce - Schedule of Restructuring Charges Reported in Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development	$ 1,788	$ 16,553	$ 6,629	$ 25,405	$ 73,634	$ 31,065	$ 16,839
General and administrative	3,864	$ 2,616	6,403	$ 5,455	11,823	$ 8,640	$ 2,043
Total	$ 0		100		600
Cash
Research and development			112		306
General and administrative					276
Total			112		582
Total Expense
Research and development			112		306
General and administrative					276
Total			$ 112		$ 582